Significant subsidiaries and equity method investments	12 Months Ended
Dec. 31, 2011
Significant subsidiaries and equity method investments
Significant subsidiaries and equity method investments

Significant subsidiaries
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

as of December 31, 2011

100		Credit Suisse AG	Zurich, Switzerland	CHF	4,399.7

100		BANK-now AG	Horgen, Switzerland	CHF	30.0

100		Credit Suisse Group Finance (U.S.) Inc.	Wilmington, United States	USD	600.0

100		CS LP Holding AG	Zug, Switzerland	CHF	0.1

100		Credit Suisse Trust AG	Zurich, Switzerland	CHF	5.0

100		Credit Suisse Trust Holdings Limited	St. Peter Port, Guernsey	GBP	2.0

100		Inreska Limited	St. Peter Port, Guernsey	GBP	3.0

100		Wincasa AG	Winterthur, Switzerland	CHF	1.5

100		Neue Aargauer Bank AG	Aarau, Switzerland	CHF	134.1

100		Clariden Leu Holding AG	Zurich, Switzerland	CHF	8.1

100		Clariden Leu AG	Zurich, Switzerland	CHF	50.0

100		Clariden Leu Financial Products (Guernsey) Ltd.	St. Peter Port, Guernsey	GBP	0.0

100		Clariden Leu Immobilien AG	Zurich, Switzerland	CHF	1.0

88		Savoy Hotel Baur en Ville AG	Zurich, Switzerland	CHF	7.5

		Credit Suisse AG

100		AJP Cayman Ltd.	George Town, Cayman Islands	JPY	8,025.6

100		Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6

100		Banco Credit Suisse (México), S.A.	Mexico City, Mexico	MXN	1,716.7

100		Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8

100		Boston Re Ltd.	Hamilton, Bermuda	USD	2.0

100		Casa de Bolsa Credit Suisse (México), S.A. de C.V.	Mexico City, Mexico	MXN	274.1

100		CJSC Bank Credit Suisse (Moscow)	Moscow, Russia	USD	37.8

100		Column Financial, Inc.	Salt Lake City, United States	USD	0.0

100		Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1

100		Credit Suisse (Brasil) Distribuidora de Titulos e Valores Mobiliários S.A.	São Paulo, Brazil	BRL	5.0

100		Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliários	São Paulo, Brazil	BRL	98.4

100		Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0

100		Credit Suisse (France)	Paris, France	EUR	52.9

100		Credit Suisse (Gibraltar) Limited	Gibraltar, Gibraltar	GBP	5.0

100		Credit Suisse (Guernsey) Limited	St. Peter Port, Guernsey	USD	6.1

100		Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	3,809.9

100		Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	109.6

100	[1]	Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	43.0

100		Credit Suisse (Monaco) S.A.M.	Monte Carlo, Monaco	EUR	12.0

100		Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	621.3

100		Credit Suisse (UK) Limited	London, United Kingdom	GBP	126.8

100	[2]	Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2

100		Credit Suisse Fund Services (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5

100		Credit Suisse Asset Management Funds (UK) Limited	London, United Kingdom	GBP	15.5

100		Credit Suisse Funds AG	Zurich, Switzerland	CHF	7.0

100		Credit Suisse Asset Management Funds S.p.A. S.G.R.	Milan, Italy	EUR	5.0

Significant subsidiaries (continued)
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		Credit Suisse Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6

100		Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH	Frankfurt, Germany	EUR	6.1

100		Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0

100		Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1

100		Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0

100		Credit Suisse Asset Management, LLC	Wilmington, United States	USD	1,064.7

100		Credit Suisse Capital (Guernsey) I Limited	St. Peter Port, Guernsey	USD	0.0

100		Credit Suisse Capital Funding, Inc.	Wilmington, United States	USD	0.0

100		Credit Suisse Capital LLC	Wilmington, United States	USD	737.6

100		Credit Suisse Energy LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5

100		Credit Suisse Finance (Guernsey) Limited	St. Peter Port, Guernsey	USD	0.2

100		Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1

100		Credit Suisse First Boston (Latin America Holdings) LLC	George Town, Cayman Islands	USD	23.8

100		Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0

100		Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	349.5

100		Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3

100		Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	3.0

100		Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	4,185.6

100	[3]	Credit Suisse International	London, United Kingdom	USD	4,389.6

100		Credit Suisse Leasing 92A, L.P.	New York, United States	USD	75.6

100		Credit Suisse Life & Pensions AG	Vaduz, Liechtenstein	CHF	15.0

100		Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	1.0

100		Credit Suisse Loan Funding LLC	Wilmington, United States	USD	0.0

100		Credit Suisse Management LLC	Wilmington, United States	USD	894.5

100		Credit Suisse Principal Investments Limited	George Town, Cayman Islands	JPY	3,324.0

100		Credit Suisse Private Equity, LLC	Wilmington, United States	USD	42.2

100		Credit Suisse PSL GmbH	Zurich, Switzerland	CHF	0.0

100		Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4

100		Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	4,277.3

100		Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	530.9

100		Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.8

100		Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0

100		Credit Suisse Securities (Johannesburg) (Proprietary) Limited	Johannesburg, South Africa	ZAR	0.0

100		Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0

100		Credit Suisse Securities (Moscow)	Moscow, Russia	RUB	97.1

100		Credit Suisse Securities (Singapore) Pte Limited	Singapore, Singapore	SGD	30.0

100		Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	500.0

100		Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	3,837.8

100		CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1

100		DLJ Capital Corporation	Wilmington, United States	USD	4.0

Significant subsidiaries (continued)
Equity interest in %		Company name	Domicile	Currency	Nominal capital in million

100		DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0

100		J O Hambro Investment Management Limited	London, United Kingdom	GBP	0.0

100		Merban Equity AG	Zug, Switzerland	CHF	0.1

100		SPS Holding Corporation	Wilmington, United States	USD	0.1

100		Whist Equity Trading LLC	Wilmington, United States	USD	140.4

99		PT Credit Suisse Securities Indonesia	Jakarta, Indonesia	IDR	235,000.0

83		Asset Management Finance LLC	Wilmington, United States	USD	341.6

71		Credit Suisse Saudi Arabia	Riyadh, Saudi Arabia	SAR	300.0

60		Credit Suisse (Qatar) LLC	Doha, Qatar	USD	10.0

50	[4]	Credit Suisse Hedging-Griffo Investimentos S.A.	São Paulo, Brazil	BRL	49.2

1 58% owned by Credit Suisse AG. 2 43% of voting rights held by Credit Suisse Group AG, Guernsey Branch. 3 80% of voting rights and 94% of equity interest held by Credit Suisse AG. 4 Controlling interest.

Significant equity method investments
Equity interest in %		Company name	Domicile

as of December 31, 2011

100	[1]	Credit Suisse Group Finance (Guernsey) Limited	St. Peter Port, Guernsey

50		Swisscard AECS AG	Horgen, Switzerland

25		SECB Swiss Euro Clearing Bank GmbH	Frankfurt, Germany

Credit Suisse AG

33		Credit Suisse Founder Securities Limited	Beijing, China

25		E.L. & C. Baillieu Stockbroking (Holdings) Pty Ltd	Melbourne, Australia

25		ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China

20	[2]	Aberdeen Asset Management PLC	Aberdeen, United Kingdom

5	[3]	York Capital Management	New York, United States

1 Deconsolidated under US GAAP as the Group is not the primary beneficiary. 2 In February 2012, the Group sold a 10% stake in Aberdeen. 3 The Group holds a significant noncontrolling interest.